Debt (Tables)	12 Months Ended
Sep. 30, 2013
Debt [Abstract]
Schedule of Debt [Table Text Block]
Debt consists of the following:

	September 30, 2013		September 30, 2012
	Amount	Rate	Amount	Rate
Term Loan, due December 17, 2019	$594,709	4.7%	$—	—
Term Loan, due September 4, 2019	300,000	3.6%	—	—
Term Loan, due September 4, 2017	850,000	3.0%	—	—
Former term loan facility	—	—	370,175	5.1%
9.5% Notes, due June 15, 2018	—	—	950,000	9.5%
6.375% Notes, due November 15, 2020	520,000	6.4%	—	—
6.625% Notes, due November 15, 2022	570,000	6.6%	—	—
6.75% Notes, due March 15, 2020	300,000	6.8%	300,000	6.8%
ABL Facility, expiring May 24, 2017	—	5.7%	—	4.3%
Other notes and obligations	28,468	8.5%	18,059	10.9%
Capitalized lease obligations	67,402	6.2%	26,683	6.2%
	$3,230,579		$1,664,917
Original issuance (discounts) premiums on debt	(11,716)		4,383
Less: current maturities	102,921		16,414
Long-term debt	$3,115,942		$1,652,886

Schedule of Maturities of Long-term Debt [Table Text Block]
The Company’s aggregate scheduled maturities of debt and capital lease obligations as of September 30, 2013 are as follows:

2014	$102,921
2015	79,252
2016	77,717
2017	671,668
2018	11,906
Thereafter	2,287,115
$3,230,579